    As filed with the Securities and Exchange Commission on March 28, 2003

                                             1933 Act Registration No. 333-93875
                                             1940 Act Registration No. 811-09763
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 6                    [X]

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 20                           [X]

                LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES
                           (Exact Name of Registrant)

                               Lincoln ChoicePlus
                             Lincoln ChoicePlus II
                     Lincoln ChoicePlus Assurance (B Share)

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                               (Name of Depositor)

                         100 Madison Street, Suite 1860
                               Syracuse, NY 13202
              (Address of Depositor's Principal Executive Offices)

                Depositor's Telephone Number, including Area Code
                                  (315)428-8400

                           Robert O. Sheppard, Esquire
                   Lincoln Life & Annuity Company of New York
                               100 Madison Street
                                   Suite 1860
                            Syracuse, New York 13202
                      (Name & Address of Agent for Service)

                                    Copy to:

                             Mary Jo Ardington, Esq.
                     Lincoln National Life Insurance Company
                             1300 S. Clinton Street
                              Ft. Wayne, In. 46802

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

     [X] on April 28, 2003, pursuant to paragraph (b)

     [ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

     [_] on April 25, 2003, pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

     [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              Title of Securities:
   Interests in a separate account under individual flexible payment deferred variable annuity contracts.

                              EXPLANATORY COMMENT

                                Part A and Part B

The prospectuses and the statements of additional information for Lincoln ChoicePlus, Lincoln ChoicePlus II and Lincoln ChoicePlus Assurance (B Share) are incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-93875) filed on January 31, 2003.

PART C--OTHER INFORMATION

ITEM 24.

   (a)  LIST OF FINANCIAL STATEMENTS


1.   Part A.
     The Table of Condensed Financial Information is included in Part A of this Registration Statement. (To Be Filed By Amendment)

2.   Part B.
     The following financial statements for the Variable Account are included in Part B of this Registration Statement: (To Be Filed By Amendment)

     Statement of Assets and Liabilities- December 31, 2001
     Statement of Operations - For the year ended December 31, 2001
     Statements of Changes in Net Assets - For the year or period ended December 31, 2001 and 2000
     Notes to Financial Statements - December 31, 2001
     Report of Ernst & Young LLP, Independent Auditors

3.   Part B.
     The following statutory-basis financial statements of Lincoln Life & Annuity Company of New York are included in Part B of this Registration
     Statement: (To Be Filed By Amendment)

     Balance Sheets - Statutory-Basis - Years ended December 31, 2001 and 2000 Statements of Operations - Statutory-Basis - Years ended December 31, 2001,
       2000 and 1999
     Statements of Changes in Capital and Surplus - Statutory-Basis - Years
       ended December 31, 2001, 2000 and 1999
     Statements of Cash Flows - Statutory-Basis - Years ended December 31, 2001,
       2000 and 1999
     Notes to Statutory-Basis Financial Statements - December 31, 2001
     Report of Ernst & Young LLP, Independent Auditors

   (b)  List of Exhibits

     (1) (a) Resolution of Board of Directors and Memorandum authorizing establishment of Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed December 30, 1999.

          (b) Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed December 30, 1999.

     (3) (a) Amended and Restated Principal Underwriting Agreement--Lincoln Financial Advisors/Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed December 30, 1999.

          (b) Wholesaling Agreement between Lincoln Life & Annuity Company of New York, Lincoln Financial Advisors, and Delaware Distributors, L.P. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-93875) filed on April 18, 2001.

               (1) Amendment to wholesaling agreement incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-93875) filed on April 18, 2001.

          (c) Standard Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on April 27, 2000.

     (4) (a) ChoicePlus Contract incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on April 27, 2000.

          (b) ChoicePlus II Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (c) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-83718) filed on January 24, 2003.

          (d) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-83718) filed on January 24, 2003.

     (5) (a) ChoicePlus Application incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on April 27, 2000.

          (b) ChoicePlus II Application incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

     (6) Articles of Incorporation and By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-10863) filed on August 27, 1996.

     (7)       Not applicable.

     (8) (a) Form of Service Agreement between Lincoln Life & Annuity Company of New York and Delaware Management Holdings, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on April 27, 2000.

               (1) Amendment to service agreement incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 9, 2002.

          (b) Administrative Services Agreement between Lincoln Life & Annuity Company of New York and Lincoln National Life Insurance Company dated 1-1-98 incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-38007) filed on October 11, 1999.

          (c) Participation Agreement between Lincoln Life & Annuity Company of New York and AIM Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (d) Participation Agreement between Lincoln Life & Annuity Company of New York and the Capital Research and Management Company incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (e) Participation Agreement between Lincoln Life & Annuity Company of New York and the Delaware Funds incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (f) Participation Agreement between Lincoln Life & Annuity Company of New York and Variable Insurance Products and Fidelity Insurance Funds And Fidelity Distributors Corporation incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (g) Participation Agreement between Lincoln Life & Annuity Company of New York and Franklin/Templeton Funds incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (h) Participation Agreement between Lincoln Life & Annuity Company of New York and MFS Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (i) Participation Agreement between Lincoln Life & Annuity Company of New York and Alliance Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (j) Participation Agreement between Lincoln Life & Annuity Company of New York and BT Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (k) Participation Agreement between Lincoln Life & Annuity Company of New York and the Liberty Variable Investment Trust Fund incorporated herein by reference to Post-Effective Amendment
               No. 1 (File No. 333-93875) filed on April 18, 2001.

               (1) Amendment dated June 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-93875) filed on April 18, 2001.

          (l) Participation Agreement between Lincoln Life & Annuity Company of New York and the Lincoln National Bond Fund incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (m) Participation Agreement between Lincoln Life & Annuity Company of New York and the Lincoln National Money Market Fund incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (n) Participation Agreement between Lincoln Life & Annuity Company of New York and Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (o) Participation Agreement between Lincoln Life & Annuity Company of New York and Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (p) Participation Agreement between Lincoln Life & Annuity Company of New York and Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (q) Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln National Aggressive Growth Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (r) Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln National Capital Appreciation Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (s) Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln National Global Asset Allocation Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (t) Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln National International Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (u) Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln National Social Awareness Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

     (9) (a) Opinion and Consent of Robert O. Sheppard, Counsel of Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.

          (b) Opinion and consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 (File No.333-93875) filed on April 16, 2002.

    (10) Consent of Ernst & Young LLP, Independent Auditors. (To Be Filed by Amendment)

    (11)  Not applicable.

    (12)  Not applicable.

    (13) Schedule of Performance Computation is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement (File No. 333-93875) filed on April 27, 2000.

    (14)  Not applicable.

    (15) Organizational Chart of Lincoln National Life Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-93875) filed on January 31, 2003.

    (16) Power of Attorney is incorporated by reference to Post-Effective Amendment No. 2 (File No. 333-83718) filed on March 24, 2003.

ITEM 25.

     The following list contains the officers of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to the Lincoln New York Account N for Variable Annuities as well as the contracts, funded through Account N. The list also shows Lincoln Life & Annuity Company of New York's executive officers and directors.

                                         POSITIONS AND OFFICES WITH LINCOLN
NAME                                     LIFE & ANNUITY COMPANY OF NEW YORK
----                                     ------------------------------------
Lorry J. Stensrud**                      President and Director
John H. Gotta****                        2nd Vice President and Director
Janet Chrzan**                           2nd Vice President and
                                           Chief Financial Officer
                                         Director

J. Patrick Barrett
        Chairman and CEO
        Carpat Investments
        4605 Watergap
        Manlius, NY  13104
Robert D. Bond**                         Director
Jon A. Boscia***                         Director
Bradley R. Skarie**                      Acting Director of Annuities Compliance
Christine Frederick****                  Director of Life Compliance
Rise C. M. Taylor**                      2nd Vice President
Barbara S. Kowalczyk***                  Director
M. Leanne Lachman                        Director
        Principal
        Lend Lease Real Estate Investments
        787 7th Avenue - 46th Floor
        New York, NY  10019
Louis G. Marcoccia                       Director
        Senior Vice President
        Syracuse University
        Skytop Office Building
        Skytop Road
        Syracuse, NY 13244-5300
Gary W. Parker ****                      2nd Vice President and Director
John M. Pietruski                        Director
        One Penn Plaza
        Suite 3408
        New York, NY  10119
Ron J. Ponder                            Director
        WellPoint Health Networks, Inc.
        1 Wellpoint Way
        T2-2G4
        Thousand Oaks, CA 91362
Mark E. Reynolds**                       Director
Robert O. Sheppard*                      2nd Vice President and General Counsel
Eldon J. Summers**                       Treasurer
Richard C. Vaughan***                    Director
C. Suzanne Womack***                     Secretary

*    Principal business address is 100 Madison Street, 17th Floor, Syracuse,
     NY 13202
**   Principal business address is 1300 S. Clinton Street, Fort Wayne, IN 46801
***  Principal business address is Center Square West Tower, 1500 Market
     Street-Suite 3900, Philadelphia, PA 19102-2112
**** Principal business address is 350 Church Street, Hartford, CT 06103

ITEM 26.

                      PERSONS CONTROLLED BY OR UNDER COMMON
                    CONTROL WITH THE DEPOSITOR OR REGISTRANT

   See Exhibit 15: The Organizational Chart of The Lincoln National Insurance Holding Company System.

ITEM 27.

                            NUMBER OF CONTRACT OWNERS

     As of December 31, 2002, there were 1,264 contractowners under Lincoln New York Variable Annuity Account N.

ITEM 28.

                          INDEMNIFICATION--UNDERTAKING

(a)  Brief description of indemnification provisions.

     In general, Article VII Section 2 of the By-Laws of Lincoln Life & Annuity Co. of NY (LNY) provides that LNY will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNY, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNY. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of LNY in connection with suits by, or in the rights of LNY.

     Please refer to Article VII of the By-Laws of LNY (Exhibit No. 6(a) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.

(a) Lincoln Financial Advisors, Inc. is the Principal Underwriter for Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; and LLANY Separate Account S for Flexible Premium Variable Life Insurance.

(b)  OFFICERS AND DIRECTORS

NAME & TITLE               BUSINESS ADDRESS

J. Michael Hemp*           President and Director
Randy Bailin**             Vice President
Lucy D. Gase***            Vice President, Assistant Secretary and Director
Matthew Lynch**            Vice President, Chief Financial Officer, and Director
Cynthia A. Rose****        Secretary
Eldon J. Summers****       Treasurer

  * Principal business address of each person is 18383 Preston Road, Suite 230, Dallas, TX 75242-5499
 ** Principal business address of each person is 350 Church Street, Hartford, CT 06103
*** Principal business address of each person is 200 East Berry Street, Fort Wayne, IN 46802-2706
**** Principal business address of each person is 1300 S. Clinton Street, Fort Wayne, IN 46802

(c) Commissions and other compensations received by Lincoln Financial Advisors Corporation from Lincoln New York Variable Annuity Account N during the fiscal year which ended December 31, 2001 (To Be Filed By Amendment)

(1)                (2)
Name of            Net Underwriting  (3)            (4)
Principal          Discounts and     Compensation   Brokerage    (5)
Underwriter        Commissions       on Redemption  Commissions  Compensation
-----------------  ----------------  -------------  -----------  ------------
Lincoln Financial  None              None           None         N/A


ITEM 30.

                        LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and other documents required to be maintained by
     Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has an entered into an agreement with Delaware Management Holdings Inc., One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103 to provide accounting services for the VAA.

ITEM 31.

     Not applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request to LNY at the address or phone number listed in the Prospectus.

(d) LNY hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by LNY.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 28th day of March, 2003.

                               Lincoln New York Account N for Variable Annuities (Registrant)
                               Lincoln Choice Plus, Lincoln Choice Plus II and Lincoln Choice Plus Assurance (B Share)


                               By: /s/ Samuel S. Parkison
                                  ----------------------------------------------
                                  Samuel S. Parkison
                                  2nd Vice President
                                  (Title)

                               LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                                  (Depositor)

                               By: /s/ Rise C. M. Taylor
                                  ----------------------------------------------
                                  Rise C. M. Taylor
                                  (Signature-Officer of Depositor)
                                  2nd Vice President
                                  (Title)


(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on March 28, 2003.



Signature                                     Title
---------                                     -----

  *                                           President and Director
---------------------------------
Lorry J. Stensrud                             (Principal Executive Officer)

  *                                           2nd Vice President and Chief
---------------------------------
Janet Chrzan                                  Financial Officer
                                              (Principal Accounting Officer and
                                              Principal Financial Officer)

  *                                           2nd Vice President and Director
---------------------------------
John H. Gotta

  *                                           2nd Vice President and Director
---------------------------------
Gary W. Parker

  *                                           Director
---------------------------------
J. Patrick Barrett

  *                                           Director
---------------------------------
Robert D. Bond

  *                                           Director
---------------------------------
Jon A. Boscia

  *                                           Director
---------------------------------
M. Leanne Lachman

  *                                           Director
---------------------------------
Louis G. Marcoccia

  *                                           Director
---------------------------------
Ron J. Ponder

  *                                           Director
---------------------------------
John M. Pietruski

  *                                           Director
---------------------------------
Barbara S. Kowalczyk

  *                                           Director
---------------------------------
Richard C. Vaughan

  *                                           Director
---------------------------------
Mark E. Reynolds



*By /s/ Samuel S. Parkison                    Pursuant to a Power of Attorney
    -----------------------------
    Samuel S. Parkison